Financial Instruments and Risk Management (Tables)	9 Months Ended
Jul. 31, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
a.	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of July 31, 2026, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance July 31, 2026
Short-term investment- Taurus shares	$655,196	$–	$–	$655,196
Short-term investment- Taurus Warrants	–	–	290,627	290,627
Short-term investment- QXL Shares	2,948,403	–	–	2,948,403
Convertible loans	–	(1,621,817)	–	(1,621,817)
Derivative warrant liabilities	–	–	(1,374,154)	(1,374,154)

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2025, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2025
Short-term investment- Polyrizon shares	$886	$–	$–	$886
Short-term investment- Taurus shares	1,030,402	–	–	1,030,402
Short-term investment- Taurus Warrants	–	–	631,119	631,119
Convertible loans	–	(1,760,066)	–	(1,760,066)
Derivative warrant liabilities	–	–	(2,369,195)	(2,369,195)

Schedule of Foreign Currency Against the Functional Currencies	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of July 31, 2026.
Cash and cash equivalents	$118,409
Other receivables	149,643
Accounts payable and accrued liabilities	(82,726)
Due to related parties	(69,685)
Total foreign currency financial assets and liabilities	$115,641

Impact of a 10% strengthening or weakening of foreign exchange rate	$11,564

Schedule of Contractual Maturities of Financial Liabilities

The following amounts are the contractual maturities of financial liabilities as of July 31, 2026 and October 31, 2025:

July 31, 2026	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$718,779	$718,779	$–
Due to related parties	69,685	69,685	–
Lease liability	176,447	74,527	101,920
Convertible loans	1,621,817	1,621,817	–
	$2,586,728	$2,484,808	$101,920

October 31, 2025	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$682,163	$682,163	$–
Due to related parties	60,232	60,232	–
Lease liability	18,800	18,800	–
Convertible loans	1,760,066	1,760,066
	$2,521,261	$2,521,261	$–